NEWPOINT EQUITY FUND

(A PORTFOLIO OF NEWPOINT FUNDS)

SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 1999

In the section of the prospectus entitled "Financial Information," on page 10, please add the following as the last paragraph under the "Financial Highlights" heading:

        "This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus."

                                                               February 26, 1999




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Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
www.federatedinvestors.com

Cusip 651722209
G00940-02 (2/99)